Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Non-Current Assets
Various guarantees	$ 288	$ 289
Other long-term assets	5,069	5,378
Cash collaterals on swaps	213	6,796
Total	5,570	12,463
Cash collateral on swaps included in prepayments and other current assets	$ 8,017	$ 16,671